Events after the reporting period	6 Months Ended
Jun. 30, 2025
Events after the reporting period
Events after the reporting period

32.Events after the reporting period

New acquisitions

GDEV Inc announced the acquisition of Light Hour Games, a privately held mobile studio based in Cyprus. Light Hour Games is a full-stack studio that builds and markets mobile casual games using AI-first workflows — enabling rapid iteration without compromising high-quality execution. The acquisition represents a strategic partnership that will grant the Light Hour Games studio the opportunity for continued creative freedom and long-term upside through a share in the future success of its games, while securing the necessary funding for its operations through GDEV.

New acquisitions

On August 29, 2025 the Company increased its total ownership in its portfolio studio, Castcrown Ltd, to 57%, through the exercise of a conversion option. In connection with the exercise of the conversion option, the Company, Castcrown Ltd and Castcrown’s founder have entered into a new agreement superseding and replacing all prior arrangements and agreements between the parties and establishing new terms between the parties. It is expected that the control over the day-to-day operations of Castcrown Ltd will continue to be exercised by its founder.